Fair Value Measurement - Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities (Details)	Dec. 31, 2025	Jul. 11, 2025
Warrant Liabilities [Member] | Risk-free interest rate [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	3.79	4
Warrant Liabilities [Member] | Expected term (years) [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	4.53	5
Warrant Liabilities [Member] | Expected volatility [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	139.2	42
Warrant Liabilities [Member] | Exercise price [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	862.5	862.5
Warrant Liabilities [Member] | Fair value of Common stock [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	7.86	187.5
Loan Payable - Related Party [Member] | Risk-free interest rate [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	3.48	4
Loan Payable - Related Party [Member] | Expected term (years) [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	1.03	1.5
Loan Payable - Related Party [Member] | Expected volatility [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	68.3	82.7
Loan Payable - Related Party [Member] | Fair value of Common stock [Member]
Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities [Line Items]
Warrant liabilities measurement inputs	0.1	2.5